SUPPLEMENT DATED JULY 1, 2003 TO THE
                                                    TRAVELERS VINTAGE II ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2003

The following information supplements, and to the extent inconsistent therewith, replaces the information in the Travelers Vintage II Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

EFFECTIVE JULY 1, 2003, the Smith Barney Large Cap Value Portfolio changed its investment objective; therefore the table in "The Variable Funding Options" is revised as follows:

TRAVELERS SERIES FUND INC.
   Smith Barney Large Cap Value        Seeks long-term growth of            SBFM
     Portfolio                         capital. Current income is a
                                       secondary objective. The Fund
                                       normally invests in equities, or
                                       similar securities, of companies
                                       with large market capitalizations.



July 1, 2003                                                             L-19999